DIRECTORS LOAN (Details 2) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
DIRECTORS LOAN
Interest on loan	$ 24,932	$ 100,000
Amortization of transaction costs	0	34,678
Total	$ 24,932	$ 134,678